Marketable securities (Tables)	12 Months Ended
Dec. 31, 2011
Marketable securities [Abstract]
Marketable securities held
Marketable securities held by the Company are equity securities considered to be available-for-sale securities or trading securities.

(In US$ millions)	December 31, 2011	December 31, 2010

Original cost	24	306
Unrealized gain on marketable securities	-	292
Carrying value	24	598

Marketable securities and changes in carrying value
Marketable securities held by us include approximately 3.5% of the issued shares of Ensco plc. ("Ensco"), 9.2% of the issued shares of Seahawk Drilling Inc. ("Seahawk"), 81.1% of the partially redeemed Petromena NOK2,000 million bond ("Petromena") and 3.3% of Golden Close Maritime bond ("Golden Close"). Marketable securities and changes in their carrying value are as follows:

(In US$ millions)	Pride	Ensco	Seahawk	Petromena	Golden Close	Other bonds	Total

Historic cost at December 31, 2010	268	-	10	13	15	-	306
Fair Market value adjustments recognized via OCI as of December 31, 2010	276	-	-	16	-	-	292
Net book value at December 31, 2010	544	-	10	29	15	-	598
Additions	-	5	-	-	-	13	18
Fair market value adjustments recognized via OCI	140	-	-	(16)	1	-	125
Release of OCI into profit & loss	(416)	-	-		-	-	(416)
Realization of historic cost	(268)	-	-	(9)	-	(13)	(290)
Other than temporary impairments	-	-	(10)	-	-	-	(10)
Historic cost at Dec 31, 2011	-	5	0	4	15	0	24
Fair Market value adjustments recognized via OCI as of December 31, 2011	-	-	-	-	1	0	1
Fair Market value adjustments recognized via P&L	-	(1)	-	-	-	0	(1)
Net book value at December 31, 2011	0	4	0	4	16	0	24